Material Accounting Policies (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Material Accounting Policies [Line Items]
Cash	€ 495,877		€ 620,531
Incurred net loss	2,861,331		€ 3,800,000
Working capital	2,454,052
Interest on bank loan	€ 46,180	€ 138,109
One Customer [Member]
Material Accounting Policies [Line Items]
Revenue percentage	0.00%	12.00%
Insurance risk [member]
Material Accounting Policies [Line Items]
Cash	€ 100,000